Current and non-current inventories	12 Months Ended
Dec. 31, 2023
Current and non-current inventories
Current and non-current inventories

9 Current and non-current inventories

Current inventories are disclosed as follows:

(€ million)	December 31, 2023	December 31, 2022
Raw and auxiliary materials and consumables	1,292	1,228
Components and spare parts for drilling operations, plans and equipment	1,628	1,515
Semi-finished, finished products and goods	3,260	4,962
Other	6	4
Current inventories	6,186	7,709

Raw and auxiliary materials and consumables include oil-based feedstock and other consumables pertaining to refining and chemical activities.

Components to be consumed in drilling activities and spare parts of the Exploration & Production segment amounted to €1,490 million (€1,387 million at December 31, 2022).

Semi-finished, finished products and goods included natural gas and oil products for €2,376 million (€3,818 million at December 31, 2022) and chemical products for €666 million (€790 million at December 31, 2022).

Inventories are stated net of write-down provisions of €583 million (€672 million at December 31, 2022).

Non-current inventories of €1,576 million (€1,786 million at December 31, 2022) are held for compliance purposes and related to Italian subsidiaries for €1,555 million (€1,764 million at December 31, 2022) in accordance with minimum stock requirements for oil and petroleum products set forth by applicable laws.

The decrease in current and non-current inventories was essentially due to the decline in oil and hydrocarbons prices.